Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net (loss) income	$ (5,441)	$ (3,244)	$ 285
Other comprehensive loss:
Net unrealized losses on investments, net of tax effects of $0 for the year ended March 31, 2017	(129)
Foreign currency translation adjustment	(5,247)	(1,707)	(3,537)
Comprehensive loss	$ (10,817)	$ (4,951)	$ (3,252)